Evergreen VA Equity Index Fund: Annual Report as of December 31, 2002

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER INTERVIEW
8	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
32	INDEPENDENT AUDITORS’ REPORT
33	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2002.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

February 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the annual report for the Evergreen VA Equity Index Fund, which covers the 12-month period ended December 31, 2002.

Market analysis

The year ended December 31, 2002, was yet another challenging period for investors. Market volatility in the financial markets was attributed to the disappointing fundamentals of a weaker-than-expected recovery and the financial scandals at Enron, WorldCom and Tyco. If these challenges were not enough, investors also had to contend with the uncertain geopolitical situation, with the potential for war and possible terror attacks weighing heavily on everyone’s minds. Many investors chose to reduce their exposure to the equity markets as stocks declined for the third consecutive year, a phenomenon that had not occurred in more than six decades. Bonds were led by the strength in Treasuries, whose traditional safe-haven status attracted throngs of investors. At one point, the yield on 10-year U.S. Treasuries fell below 3.6% despite a $150 billion federal budget deficit. Cash levels also rose with an estimated $6.5 trillion sitting on the sidelines, an amount equivalent to two-thirds of total U.S. gross domestic product (GDP).

As the year began, optimism swirled that the momentum in fourth-quarter GDP would translate into a solid recovery with improved corporate profitability. After all, the economy grew and the equity markets had soared in the wake of the terrorist attacks, and the appearance of stability was welcome by investors across the land. Most believed that the recession was over, the recovery would gain traction, and the financial markets would recover.

But the first disappointment came from Enron. First-quarter GDP was strong and investors were initially optimistic, yet as the story of the scandal spread, dragging down Arthur Andersen and overall confidence in the accounting industry, investor optimism quickly waned. Other issues of corporate malfeasance surfaced and it soon became evident that Enron was not an isolated scandal. These disturbing revelations were compounded by weaker-than-expected earnings for the first quarter and slower-than-projected economic growth during the second quarter.

Of the accounting scandals that emerged during the first half of the year, the knockout punch for the market came with WorldCom’s announcement of a $2.7 billion restatement of earnings at the beginning of the summer. No one believed this to be the final revelation, and leadership in Washington took needed steps to restore investor confidence. President Bush, members of Congress, and the SEC all became involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002, requiring new procedures for financial reporting and outlining the punishment for corporate criminals. Corporate CEOs and CFOs are

LETTER TO SHAREHOLDERS continued

now required to sign the financial statements submitted to the SEC. Despite such steps, investor confidence lost ground and the markets slid to a new low in July.

By mid-summer, just as investors were regaining hope regarding the integrity of financial reporting, saber rattling with Iraq increased and economic growth weakened. The anniversary of the September 11 attacks rekindled fears of potential terrorism, and third-quarter GDP was well below forecast. Earnings estimates were ratcheted downward yet again, and all eyes turned to Federal Reserve Board chairman Alan Greenspan. The Fed opted to change its policy bias toward easing at the October meeting, but ultimately surprised investors with a larger than expected 50-basis point cut in early November. The success of Republicans in the mid-term elections also appeared to favor investors, and the equity markets, which rallied in anticipation of these two events, finished the year with a positive quarter. Despite bouncing off the October lows, equities finished the year in negative territory. Bonds, however, provided handsome returns, as Treasuries, corporates and municipals all benefited from low inflation and an accommodating Fed. Proper asset allocation once again confirmed that a diversified portfolio provided greater opportunity for the success of long-term investors.

International equity markets also had a difficult year as a lack of meaningful economic growth and slack corporate profitability became a global phenomenon. The European Central Bank (ECB) was caught in a balancing act between supporting its new currency, the euro, and watching a slowdown in pan-European economic activity. While inflation was moderate in the larger continental countries, unemployment remained an issue. Corporate profitability also remained weak and gave no lift to market averages. Asia was again dominated by the ongoing lethargy of the Japanese economy and the inability of the country’s political leadership to implement viable solutions to end their decade-long recession. Emerging markets were mixed as Asian markets (excluding Japan) rebounded, while Latin America was affected by setbacks in Argentina and Brazil.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project GDP growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. Manufacturing may continue to inch along in the first half of the year, yet services should build on under-appreciated strength in that sector during 2002. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle recoveries. Unemployment will likely remain in the 6% range, yet investors need to keep in mind that this is a relatively healthy rate compared to the two most recent economic recoveries, when the jobless rate climbed above 10% in 1983 and approached 8% in 1992.

In our opinion, gradually improving fundamentals, including solid productivity growth, could keep the Fed on the sidelines for at least the first half of 2003. Since January 2001, the Fed has reduced short-term interest rates by more than 80%. We believe this aggressive easing cycle helped prevent many of the extreme consequences of prior recessions, while enabling the economy to muddle through the initial stages of recovery in a very uncertain global environment. Given the mild pace of recovery and the questionable geopolitical situation, we expect monetary policymakers to keep interest rates steady,

LETTER TO SHAREHOLDERS continued

while continuing to increase liquidity to fend off deflation. As clarity improves on the global picture, and demand strengthens domestically, we believe the Fed will begin a gradual tightening policy in the second half of the year.

While the Fed’s position on interest rates may limit gains in the Treasury market, we do not anticipate a bear market for bonds in 2003. The potential for expected stability in rates during the first half of the year may bode well for the mortgage securities market. We believe corporate bonds should continue to generate gains, as historically wide spreads contract. A positive bias in corporate earnings should support this trend. We believe the best total return opportunity for risk-oriented fixed income investors may lie in the high yield market. After not participating in the bond market gains of the past two years, this area appears poised for success given its historical correlation to a strengthening economy and an improving equity market. Spreads relative to Treasuries in this area are wider than historical averages, suggesting potentially attractive upside possibilities.

Moving to equities, we are optimistic about the potential for stocks in 2003. After three years of declines, we believe equities are better positioned for possible growth in the coming year. A steady pace of economic growth could enable companies in the Standard & Poor’s 500 Index to generate operating profit growth in the range of 8% over the next 12 months. Surprisingly, current valuations suggest there is little need to overweight portfolios either by investment style or market capitalization. Consequently, we believe a diversified approach to equities may benefit investors as the markets attempt to balance the improvement of domestic fundamentals in an uncertain world.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

* A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of December 31, 2002

“Despite geopolitical uncertainties and continued concerns regarding employment, the strength of consumer spending, and corporate earnings, investors have reasons to be encouraged over the next 12 months. . . . we believe the broadly diversified strategy employed by the Evergreen VA Equity Index Fund provides shareholders a solid way to gain exposure to the equity market.”

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team Lead Manager

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 9/29/1999	Class 1*	Class 2
Class Inception Date	9/29/1999	7/31/2002

Average Annual Return

1 year	-22.46%	-22.49%

Since portfolio inception	-9.74%	-9.75%

12-month income dividends per share**	$0.11	$0.10

* Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.
** The distributions for Class 2 are for the period from its inception on July 31, 2002, through December 31, 2002.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Equity Index Fund Class 1 shares,1 versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns have not been adjusted to reflect the effect of the 0.25% 12b-1 fee for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. The advisor is currently waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of December 31, 2002, and subject to change.

PORTFOLIO MANAGER INTERVIEW

How did the fund perform?

The fund’s Class 1 shares had a total return of -22.46% for the 12-month period ended December 31, 2002. During the same period, the Standard & Poor’s 500 Index (S&P 500) returned -22.10%, while the median return of funds in the Lipper Variable Annuity S&P 500 Index Objective Funds Classification was -22.37%. Lipper is an independent monitor of mutual fund performance.

PORTFOLIO CHARACTERISTICS
(as of 12/31/2002)

Total Net Assets	$23,589,314

Number of Holdings	502

P/E Ratio	18.5x

What was the investment environment like during the period?

The period was challenging for equity investors as the S&P 500 and all major indexes finished the year in negative territory for the third straight year. The year got off to an auspicious beginning with a rally that began in late 2001 and carried over into early 2002. However, the rally quickly faded amid continuing revelations of corporate malfeasance, the bankruptcy of WorldCom and Enron, and concerns regarding deflation and a double-dip recession. American corporations continued to cut costs and postpone capital expenditures, despite a favorable interest rate environment. These factors combined with the threat of war with Iraq to put continued downward pressure on stock prices and fuel increasing investor pessimism.

Given this backdrop, the equity markets were extremely volatile. All 10 sectors in the S&P 500 were down for the year. Returning -37.6% for the period, technology was the worst performing sector, which contributed to a 6.4% decline in the overall index as technology is one of the most heavily-weighted sectors. Finance, the most heavily weighted sector at approximately 21% of the index, returned -14% during the year. Basic materials, the best performing sector, returned -7.7%.

While very few individual stocks posted positive returns, those that did were concentrated in financials. Specifically, Golden West Financial Corporation, Wachovia Corporation and Bank of America appreciated 23.1%, 20.1% and 14.5%, respectively. The performance of Bank of America added the most to the overall S&P 500 return due to its larger relative weighting in the index.

On the down side, there were several key stocks that were a significant drag on the performance of the index. General Electric (GE), a large corporate conglomerate, declined 39.0% based on concerns of potentially questionable accounting and financial practices in the wake of a wave of corporate scandals. GE was the single largest negative contributor to the return of the S&P 500 for the year. Tyco International was also a major negative contributor to performance. The stock plummeted 70.1% for the period as a result of a scandal involving top executives and insider trading accusations. Another drag on the index

PORTFOLIO MANAGER INTERVIEW continued

performance was AOL. This stock was down 58.5% for the year due to pressures on the entertainment industry and a decline in advertising revenue as a result of a weakening economy. Lastly, as consumer spending stalled, slower sales and a shorter holiday shopping season hurt retailers. Wal-Mart Stores, which represents approximately 3% of the index, declined 12.5% during the period.

TOP 5 SECTORS
(as a percentage of 12/31/2002 net assets)

Financials	19.9%

Health Care	14.5%

Information Technology	13.9%

Consumer Discretionary	13.0%

Industrials	11.3%

What changes were made to the S&P 500?

While merger and acquisition activity continued during the year, the most noteworthy change was S&P’s decision to delete seven foreign companies that were traded in the United States and replace them with seven large, well-established U.S. companies. The change was reportedly done to increase U.S. coverage and to better match sector exposures with the broader U.S. equity universe. The changes took place at the close of July 19, 2002. S&P apparently chose this time for the changes since the annual turnover was at an eight-year low at the end of June, and there were significant large capitalization companies available to replace those deleted.

Companies added to the index included two migrations from the Standard & Poor’s MidCap 400 Index; two recent insurance demutualizations; and stocks newly available because of corporate actions, a recent IPO, or the expiration of trading restrictions. The additions were: United Parcel Service; Goldman Sachs; Prudential Securities; Ebay; SunGard Data Systems; Principal Financial Group; and Electronic Arts. Deleted from the index were: Royal Dutch Petroleum; Unilever; Nortel Networks; Alcan Aluminum; Inco; Barrick Gold; and Placer Dome. Total changes for the year included 25 additions and corresponding deletions.

How did these changes affect the fund?

The fund’s objective is to provide exposure to the S&P 500, with minimal variation. We closely monitor additions and subtractions to the index in order to incorporate these changes into the fund in the most timely and cost-effective manner. To accomplish this, we use various portfolio construction tools in the daily reinvestment of cash flows to help keep the fund in line with the index in terms of industry weightings and portfolio characteristics. The fund is fully invested at all times and is rebalanced daily to ensure consistency with the S&P 500.

TOP 10 HOLDINGS
(as a percentage of 12/31/2002 net assets)

Microsoft Corp.	3.3%

General Electric Co.	2.9%

Exxon Mobil Corp.	2.8%

Wal-Mart Stores, Inc.	2.7%

Pfizer, Inc.	2.3%

Citigroup, Inc.	2.2%

Johnson & Johnson Co.	1.9%

American International Group, Inc.	1.8%

International Business Machines Corp.	1.6%

Merck & Co., Inc.	1.5%

PORTFOLIO MANAGER INTERVIEW continued

What is your outlook for the next 12 months?

Despite geopolitical uncertainties and continued concerns regarding employment, the strength of consumer spending, and corporate earnings, investors have reasons to be encouraged over the next 12 months. Interest rates are expected to remain low and the impact of an accommodating monetary policy over the past year should provide fundamental support. While capital spending remains weak, recent economic indicators suggest potential improvement in 2003. A weakened U.S. dollar improves the competitiveness of U.S. exports and the proposed fiscal stimulus packages including the elimination of the double taxation of dividends should provide a boost for dividend-paying companies as well as those with large cash positions. Although we expect improvement in market conditions, we believe the markets will remain volatile. Given this proposed scenario, we believe the broadly diversified strategy employed by the fund provides shareholders a solid way to gain exposure to the equity market.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended December 31,
	2002	2001	2000	1999[1]
Class 1[2]
Net asset value, beginning of period	$8.97	$10.30	$11.48	$10.00
Income from investment operations
Net investment income	0.12	0.10	0.10	0.03
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-2.13	-1.33	-1.15	1.51
Total from investment operations	-2.01	-1.23	-1.05	1.54

Distributions to shareholders from
Net investment income	-0.11	-0.10	-0.10	-0.03
Net realized gains	0	0	-0.03	-0.03
Total distributions to shareholders	-0.11	-0.10	-0.13	-0.06

Net asset value, end of period	$6.85	$8.97	$10.30	$11.48
Total return[3]	-22.46%	-11.97%	-9.11%	15.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$22,922	$32,141	$31,796	$18,685
Ratios to average net assets
Expenses[4]	0.30%	0.30%	0.31%	0.31%[5]
Net investment income	1.30%	1.09%	1.15%	1.34%[5]
Portfolio turnover rate	9%	4%	11%	5%

1.  For the period from September 29, 1999 (commencement of operations), to December 31, 1999.

2.  Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class\x11 1 shares.

3.  Total return does not reflect charges attributable to your insurance company's separate account.

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
December 31, 2002[1]
CLASS 2
Net asset value, beginning of period	$7.17
Income from investment operations
Net investment income	0.02
Net realized and unrealized gains or losses on securities and futures contracts	-0.24
Total from investment operations	-0.22

Distributions to shareholders from
Net investment income	-0.10

Net asset value, end of period	$6.85
Total return[2]	-3.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$667
Ratios to average net assets
Expenses[3]	0.57%[4]
Net investment income	1.39%[4]
Portfolio turnover rate	9%

1.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2.  Total return does not reflect charges attributable to your insurance company's separate account.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

4.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2002

	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 13.0%
Auto Components 0.2%
Cooper Tire & Rubber Co.	208	$ 3,191
Dana Corp.	420	4,939
Delphi Automotive Systems Corp.	1,583	12,743
Goodyear Tire & Rubber Co.	496	3,378
Johnson Controls, Inc.	252	20,203
Visteon Corp.	370	2,575
47,029
Automobiles 0.6%
Ford Motor Co.	5,200	48,360
General Motors Corp.	1,588	58,534
Harley-Davidson, Inc.	858	39,639
146,533
Hotels, Restaurants & Leisure 1.0%
Carnival Corp., Class A	1,662	41,467
Darden Restaurants, Inc.	484	9,898
Harrah’s Entertainment, Inc. *	316	12,514
Hilton Hotels Corp.	1,064	13,523
International Game Technology, Inc. *	246	18,676
Marriott International, Inc., Class A	677	22,253
McDonald’s Corp.	3,605	57,968
Starbucks Corp. *	1,099	22,398
Starwood Hotels & Resorts, Class B	564	13,389
Wendy’s International, Inc.	327	8,852
Yum! Brands, Inc. *	840	20,345
241,283
Household Durables 0.5%
American Greetings Corp., Class A *	186	2,939
Black & Decker Corp.	228	9,779
Centex Corp.	175	8,785
Fortune Brands, Inc.	424	19,720
KB Home	138	5,913
Leggett & Platt, Inc.	554	12,432
Maytag Corp.	221	6,299
Newell Rubbermaid, Inc.	757	22,960
Pulte Homes, Inc.	173	8,282
Snap-on, Inc.	165	4,638
Stanley Works	249	8,610
Tupperware Corp.	165	2,488
Whirlpool Corp.	193	10,078
122,923
Internet & Catalog Retail 0.3%
eBay, Inc. *	876	59,410
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.3%
Brunswick Corp.	255	$ 5,064
Eastman Kodak Co.	826	28,943
Hasbro, Inc.	490	5,660
Mattel, Inc.	1,238	23,708
63,375
Media 3.9%
AOL Time Warner, Inc. *	12,674	166,029
Clear Channel Communications, Inc. *	1,736	64,735
Comcast Corp., Class A *	6,543	154,219
Dow Jones & Co., Inc.	236	10,202
Gannett Co., Inc.	758	54,424
Interpublic Group of Companies, Inc.	1,091	15,361
Knight-Ridder, Inc.	235	14,864
McGraw-Hill Companies, Inc.	550	33,242
Meredith Corp.	141	5,797
New York Times Co., Class A	429	19,618
Omnicom Group, Inc.	533	34,432
TMP Worldwide, Inc. *	316	3,574
Tribune Co.	864	39,277
Univision Communications, Inc., Class A *	648	15,876
Viacom, Inc., Class B *	4,993	203,515
Walt Disney Co.	5,789	94,419
929,584
Multi-line Retail 3.9%
Big Lots, Inc. *	328	4,339
Costco Wholesale Corp. *	1,291	36,225
Dillards, Inc., Class A	239	3,791
Dollar General Corp.	943	11,269
Family Dollar Stores, Inc.	490	15,293
Federated Department Stores, Inc. *	559	16,077
J.C. Penney Co., Inc.	758	17,442
Kohl’s Corp. *	956	53,488
May Department Stores Co.	815	18,729
Sears, Roebuck & Co.	895	21,435
Target Corp.	2,574	77,220
Wal-Mart Stores, Inc.	12,520	632,385
907,693
Specialty Retail 2.0%
Autozone, Inc. *	280	19,782
Bed Bath & Beyond, Inc. *	828	28,591
Best Buy Co., Inc. *	910	21,976
Circuit City Stores, Inc.	593	4,400
Gap, Inc.	2,504	38,862
Home Depot, Inc.	6,599	158,112
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Limited, Inc.	1,480	$ 20,616
Lowe’s Companies, Inc.	2,212	82,950
Nordstrom, Inc.	382	7,247
Office Depot, Inc. *	875	12,915
RadioShack Corp.	482	9,033
Staples, Inc. *	1,332	24,376
Tiffany & Co.	412	9,851
TJX Companies, Inc.	1,502	29,319
Toys ‘R’ Us, Inc. *	601	6,010
474,040
Textiles & Apparel 0.3%
Jones Apparel Group, Inc. *	364	12,900
Liz Claiborne, Inc.	301	8,925
Nike, Inc., Class B	754	33,530
Reebok International, Ltd. *	169	4,969
V.F. Corp.	309	11,139
71,463
CONSUMER STAPLES 9.3%
Beverages 3.0%
Adolph Coors Co.	103	6,309
Anheuser-Busch Companies, Inc.	2,429	117,564
Brown-Forman Corp., Class B	194	12,680
Coca-Cola Co.	7,030	308,054
Coca-Cola Enterprises, Inc.	1,272	27,628
Pepsi Bottling Group, Inc.	799	20,534
PepsiCo, Inc.	4,900	206,878
699,647
Food & Drug Retailing 1.1%
Albertsons, Inc.	1,079	24,019
CVS Corp.	1,112	27,767
Kroger Co. *	2,198	33,959
Safeway, Inc. *	1,249	29,177
SuperValu, Inc.	379	6,257
SYSCO Corp.	1,866	55,588
Walgreen Co.	2,905	84,797
Winn-Dixie Stores, Inc.	398	6,081
267,645
Food Products 1.4%
Archer-Daniels Midland Co.	1,840	22,816
Campbell Soup Co.	1,160	27,225
ConAgra, Inc.	1,521	38,040
Del Monte Foods Co. *	1	7
General Mills, Inc.	1,043	48,969
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
H.J. Heinz Co.	994	$ 32,673
Hershey Foods Corp.	386	26,032
Kellogg Co.	1,160	39,753
Sara Lee Corp.	2,215	49,860
W.M. Wrigley Junior Co.	639	35,068
320,443
Household Products 2.1%
Clorox Co.	626	25,822
Colgate-Palmolive Co.	1,528	80,113
Kimberly-Clark Corp.	1,461	69,354
Procter & Gamble Co.	3,685	316,689
W.W. Grainger, Inc.	261	13,455
505,433
Personal Products 0.6%
Alberto Culver Co., Class B	165	8,316
Avon Products, Inc.	668	35,985
Gillette Co.	2,992	90,837
135,138
Tobacco 1.1%
Philip Morris Companies, Inc.	5,869	237,871
R.J. Reynolds Tobacco Holdings, Inc.	252	10,612
UST, Inc.	478	15,979
264,462
ENERGY 5.9%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	954	30,709
BJ Services Co. *	443	14,313
Halliburton Co.	1,235	23,107
Nabors Industries, Ltd. *	409	14,425
Noble Corp. *	379	13,322
Rowan Co., Inc.	265	6,016
Schlumberger, Ltd.	1,646	69,280
Transocean Sedco Forex, Inc.	903	20,950
192,122
Oil & Gas 5.1%
Amerada Hess Corp.	253	13,928
Anadarko Petroleum Corp.	705	33,769
Apache Corp.	408	23,252
Ashland, Inc.	195	5,563
Burlington Resources, Inc.	570	24,311
ChevronTexaco Corp.	3,029	201,368
ConocoPhillips	1,919	92,860
Devon Energy Corp.	444	20,380
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
EOG Resources, Inc.	328	$ 13,094
Exxon Mobil Corp.	19,085	666,830
Kerr-McGee Corp.	284	12,581
Marathon Oil Corp.	883	18,799
Occidental Petroleum Corp.	1,067	30,356
Sunoco, Inc.	216	7,167
Unocal Corp.	730	22,323
1,186,581
FINANCIALS 19.9%
Banks 7.2%
AmSouth Bancorp	1,012	19,430
Bank of America Corp.	4,246	295,394
Bank of New York Co., Inc.	2,058	49,310
Bank One Corp.	3,305	120,798
BB&T Corp.	1,360	50,306
Charter One Financial, Inc.	644	18,502
Comerica, Inc.	495	21,404
Fifth Third Bancorp	1,640	96,022
First Tennessee National Corp.	358	12,867
FleetBoston Financial Corp.	2,975	72,292
Golden West Financial Corp.	437	31,381
Huntington Bancshares, Inc.	672	12,573
KeyCorp	1,206	30,319
Marshall & Ilsley Corp.	618	16,921
Mellon Financial Corp.	1,225	31,985
National City Corp.	1,734	47,373
North Fork Bancorp, Inc.	461	15,554
Northern Trust Corp.	627	21,976
PNC Financial Services Group	804	33,688
Regions Financial Corp.	626	20,883
SouthTrust Corp.	982	24,403
Suntrust Banks, Inc.	806	45,878
Synovus Financial Corp.	848	16,451
U.S. Bancorp	5,430	115,225
Union Planters Corp.	565	15,899
Wachovia Corp. (g)	3,860	140,658
Washington Mutual, Inc.	2,687	92,782
Wells Fargo & Co.	4,800	224,976
Zions Bancorp	260	10,231
1,705,481
Diversified Financials 7.6%
American Express Co.	3,730	131,855
Bear Stearns Companies, Inc.	274	16,276
Capital One Financial Corp.	628	18,664
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financials continued
Charles Schwab Corp.	3,817	$ 41,414
Citigroup, Inc.	14,565	512,542
Countrywide Financial Corp.	358	18,491
Fannie Mae	2,822	181,539
Franklin Resources, Inc.	736	25,083
Freddie Mac	1,973	116,506
Goldman Sachs Group, Inc.	1,356	92,344
Household International, Inc.	1,341	37,293
J.P. Morgan Chase & Co.	5,660	135,840
Lehman Brothers Holdings, Inc.	675	35,971
MBNA Corp.	3,621	68,871
Merrill Lynch & Co., Inc.	2,450	92,977
Moody’s Corp.	431	17,796
Morgan Stanley Dean Witter	3,081	122,994
Principal Financial Group *	958	28,865
Providian Financial Corp. *	817	5,302
SLM Corp.	437	45,387
State Street Corp.	919	35,841
Stilwell Financial, Inc. *	629	8,221
T. Rowe Price Group, Inc.	346	9,439
1,799,511
Insurance 4.8%
Ace, Ltd.	743	21,800
AFLAC, Inc.	1,463	44,065
Allstate Corp.	1,996	73,832
AMBAC Financial Group, Inc.	300	16,872
American International Group, Inc.	7,398	427,974
AON Corp.	876	16,548
Chubb Corp.	486	25,369
Cincinnati Financial Corp.	458	17,198
Hartford Financial Services Group, Inc.	723	32,846
Jefferson Pilot Corp.	409	15,587
John Hancock Financial Services, Inc.	820	22,878
Lincoln National Corp.	505	15,948
Loew’s Corp.	526	23,386
Marsh & McLennan Co.	1,523	70,378
MBIA, Inc.	414	18,158
MetLife, Inc.	1,985	53,674
MGIC Investment Corp.	287	11,853
Progressive Corp.	617	30,622
Prudential Financial, Inc. *	1,608	51,038
SAFECO Corp.	390	13,521
St. Paul Companies, Inc.	641	21,826
Torchmark Corp.	337	12,311
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Travelers Property Casualty Corp., Class B *	2,844	$ 41,665
UnumProvident Corp.	683	11,980
XL Capital, Ltd., Class A	385	29,741
1,121,070
Paper & Forest Products 0.0%
Plum Creek Timber Co., Inc. REIT	523	12,343
Real Estate 0.3%
Equity Office Properties Trust REIT	1,171	29,251
Equity Residential Properties Trust REIT	772	18,976
Simon Property Group, Inc. REIT	531	18,091
66,318
HEALTH CARE 14.5%
Biotechnology 1.1%
Amgen, Inc. *	3,650	176,441
Applera Corp.	598	10,489
Biogen, Inc. *	421	16,865
Chiron Corp. *	535	20,116
Genzyme Corp. *	607	17,949
MedImmune, Inc. *	710	19,291
261,151
Health Care Equipment & Supplies 1.8%
Bausch & Lomb, Inc.	152	5,472
Baxter International, Inc.	1,685	47,180
Becton Dickinson & Co.	726	22,281
Biomet, Inc.	740	21,208
Boston Scientific Corp. *	1,156	49,153
C.R. Bard, Inc.	146	8,468
Guidant Corp. *	865	26,685
Medtronic, Inc.	3,460	157,776
Saint Jude Medical, Inc. *	502	19,940
Stryker Corp.	561	37,654
Zimmer Holdings, Inc. *	552	22,919
418,736
Health Care Providers & Services 1.7%
Aetna, Inc.	426	17,517
AmerisourceBergen Corp.	300	16,293
Anthem, Inc. *	401	25,223
Cardinal Health, Inc.	1,257	74,402
CIGNA Corp.	397	16,325
HCA-The Healthcare Corp.	1,457	60,465
Health Management Associates, Inc., Class A	674	12,065
HealthSouth Corp. *	1,121	4,708
Humana, Inc. *	467	4,670
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
IMS Health, Inc.	802	$ 12,832
Manor Care, Inc. *	277	5,155
McKesson Corp.	824	22,273
Quest Diagnostics, Inc. *	277	15,761
Quintiles Transnational Corp. *	333	4,029
Tenet Healthcare Corp. *	1,383	22,681
UnitedHealth Group, Inc.	863	72,060
Wellpoint Health Networks, Inc., Class A *	422	30,030
416,489
Pharmaceuticals 9.9%
Abbott Laboratories, Inc.	4,430	177,200
Allergan, Inc.	367	21,147
Bristol-Myers Squibb Co.	5,491	127,117
Eli Lilly & Co.	3,186	202,311
Forest Laboratories, Inc. *	513	50,387
Johnson & Johnson Co.	8,424	452,453
King Pharmaceuticals, Inc. *	687	11,810
Merck & Co., Inc.	6,368	360,492
Pfizer, Inc.	17,478	534,302
Pharmacia Corp.	3,665	153,197
Schering-Plough Corp.	4,157	92,285
Watson Pharmaceuticals, Inc. *	302	8,538
Wyeth	3,758	140,549
2,331,788
INDUSTRIALS 11.3%
Aerospace & Defense 1.9%
B.F. Goodrich Corp.	325	5,954
Boeing Co.	2,379	78,483
General Dynamics Corp.	571	45,320
Honeywell International, Inc.	2,327	55,848
Lockheed Martin Corp.	1,293	74,671
Northrop Grumman Corp.	517	50,149
Raytheon Co.	1,149	35,332
Rockwell Collins, Inc.	517	12,025
United Technologies Corp.	1,343	83,185
440,967
Air Freight & Couriers 1.0%
FedEx Corp.	846	45,870
United Parcel Service, Inc., Class B	3,167	199,775
245,645
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.1%
AMR Corp. *	438	$ 2,891
Delta Air Lines, Inc.	349	4,223
Southwest Airlines Co.	2,194	30,496
37,610
Building Products 0.2%
American Standard Companies, Inc. *	206	14,655
Masco Corp.	1,399	29,449
44,104
Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc. *	557	5,570
Apollo Group, Inc., Class A *	494	21,736
Automatic Data Processing, Inc.	1,701	66,764
Avery Dennison Corp.	311	18,996
Cendant Corp. *	2,942	30,832
Cintas Corp.	482	22,051
Concord EFS, Inc. *	1,448	22,792
Convergys Corp. *	490	7,424
Deluxe Corp.	177	7,452
Equifax, Inc.	407	9,418
First Data Corp.	2,135	75,600
Fiserv, Inc. *	544	18,469
H&R Block, Inc.	511	20,542
Paychex, Inc.	1,065	29,713
Pitney Bowes, Inc.	673	21,980
R.R. Donnelley & Sons Co.	321	6,988
Robert Half International, Inc. *	496	7,991
Sabre Group Holdings, Inc., Class A *	409	7,407
Waste Management, Inc.	1,730	39,652
Xerox Corp. *	2,080	16,744
458,121
Construction & Engineering 0.0%
Fluor Corp.	228	6,384
McDermott International, Inc. *	179	784
7,168
Electrical Equipment 0.4%
American Power Conversion Corp. *	554	8,393
Cooper Industries, Ltd., Class A	263	9,586
Emerson Electric Co.	1,194	60,715
Power-One, Inc. *	225	1,276
Rockwell Automation, Inc.	526	10,893
Thomas & Betts Corp. *	165	2,789
93,652
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 4.0%
3M Co.	1,107	$ 136,493
General Electric Co.	28,219	687,133
Textron, Inc.	391	16,809
Tyco International, Ltd.	5,656	96,604
937,039
Machinery 1.2%
Caterpillar, Inc.	976	44,623
Crane Co.	169	3,368
Cummins, Inc.	117	3,291
Danaher Corp.	432	28,382
Deere & Co.	676	30,995
Dover Corp.	574	16,738
Eaton Corp.	200	15,622
Illinois Tool Works, Inc.	869	56,363
Ingersoll-Rand Co., Class A	478	20,583
ITT Industries, Inc.	260	15,779
Navistar International Corp. *	171	4,157
Paccar, Inc.	328	15,131
Pall Corp.	347	5,788
Parker-Hannifin Corp.	335	15,454
276,274
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	1,074	27,935
CSX Corp.	602	17,042
Norfolk Southern Corp.	1,100	21,989
Ryder Systems, Inc.	176	3,949
Union Pacific Corp.	718	42,987
113,902
Trading Companies & Distributors 0.1%
Genuine Parts Co.	495	15,246
INFORMATION TECHNOLOGY 13.9%
Communications Equipment 2.0%
ADC Telecommunications, Inc. *	2,253	4,709
Andrew Corp. *	278	2,858
Avaya, Inc. *	1,023	2,506
CIENA Corp. *	1,221	6,276
Cisco Systems, Inc. *	20,496	268,498
Comverse Technology, Inc. *	529	5,300
Corning, Inc. *	3,247	10,747
Lucent Technologies, Inc.	9,710	12,235
Motorola, Inc.	6,521	56,407
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
QUALCOMM, Inc. *	2,225	$ 80,968
Scientific Atlanta, Inc.	443	5,254
Tellabs, Inc. *	1,164	8,462
464,220
Computers & Peripherals 3.6%
Apple Computer, Inc. *	1,015	14,545
Dell Computer Corp. *	7,343	196,352
EMC Corp. *	6,232	38,264
Gateway, Inc. *	917	2,879
Hewlett-Packard Co.	8,651	150,181
International Business Machines Corp.	4,793	371,458
Lexmark International Group, Inc., Class A *	357	21,599
NCR Corp. *	278	6,600
Network Appliance, Inc. *	952	9,520
QLogic Corp. *	264	9,111
Sun Microsystems, Inc. *	8,857	27,545
848,054
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc. *	1,321	23,725
Jabil Circuit, Inc. *	559	10,017
JDS Uniphase Corp. *	3,998	9,875
Millipore Corp. *	137	4,658
Molex, Inc.	548	12,626
PerkinElmer, Inc.	354	2,920
Sanmina Corp. *	1,488	6,681
Solectron Corp. *	2,332	8,279
Symbol Technologies, Inc.	649	5,335
Tektronix, Inc. *	251	4,566
Thermo Electron Corp. *	468	9,416
Waters Corp. *	370	8,059
106,157
Internet Software & Services 0.1%
Yahoo, Inc. *	1,680	27,468
IT Consulting & Services 0.3%
Computer Sciences Corp. *	485	16,708
Electronic Data Systems Corp.	1,355	24,973
SunGard Data Systems, Inc. *	801	18,872
Unisys Corp. *	916	9,068
69,621
Semiconductor Equipment & Products 2.7%
Advanced Micro Devices, Inc. *	968	6,253
Altera Corp. *	1,081	13,340
Analog Devices, Inc. *	1,035	24,706
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductor Equipment & Products continued
Applied Materials, Inc. *	4,671	$ 60,863
Applied Micro Circuits Corp. *	851	3,140
Broadcom Corp., Class A *	780	11,747
Intel Corp.	18,793	292,607
KLA-Tencor Corp. *	535	18,923
Linear Technology Corp.	888	22,839
LSI Logic Corp. *	1,052	6,070
Maxim Integrated Products, Inc.	911	30,099
Micron Technology, Inc. *	1,712	16,675
National Semiconductor Corp. *	512	7,685
Novellus Systems, Inc. *	420	11,794
NVIDIA Corp. *	433	4,984
PMC-Sierra, Inc. *	473	2,630
Teradyne, Inc. *	517	6,726
Texas Instruments, Inc.	4,906	73,639
Xilinx, Inc. *	955	19,673
634,393
Software 4.8%
Adobe Systems, Inc.	673	16,691
Autodesk, Inc.	324	4,633
BMC Software, Inc. *	672	11,498
Citrix Systems, Inc. *	491	6,049
Computer Associates International, Inc.	1,632	22,032
Compuware Corp. *	1,065	5,112
Electronic Arts, Inc. *	401	19,958
Intuit, Inc. *	584	27,401
Mercury Interactive Corp. *	238	7,057
Microsoft Corp. *	15,164	783,979
Novell, Inc. *	1,030	3,440
Oracle Corp. *	15,196	164,117
Parametric Technology Corp. *	739	1,862
Peoplesoft, Inc. *	885	16,195
Rational Software Corp. *	550	5,715
Siebel Systems, Inc. *	1,369	10,240
Veritas Software Corp. *	1,165	18,197
1,124,176
MATERIALS 2.8%
Chemicals 1.6%
Air Products & Chemicals, Inc.	643	27,488
Dow Chemical Co.	2,582	76,685
E.I. du Pont de Nemours & Co.	2,816	119,398
Eastman Chemical Co.	219	8,053
Ecolab, Inc.	367	18,167
Engelhard Corp.	364	8,135
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Great Lakes Chemical Corp.	142	$ 3,391
Hercules, Inc. *	309	2,719
International Flavors & Fragrances, Inc.	268	9,407
Monsanto Co.	739	14,226
PPG Industries, Inc.	480	24,072
Praxair, Inc.	459	26,516
Rohm & Haas Co.	625	20,300
Sherwin-Williams Co.	426	12,035
Sigma-Aldrich Corp.	205	9,984
380,576
Construction Materials 0.0%
Vulcan Materials Co.	287	10,762
Containers & Packaging 0.2%
Ball Corp.	161	8,242
Bemis Co., Inc.	150	7,445
Pactiv Corp. *	448	9,793
Sealed Air Corp. *	238	8,877
Temple-Inland, Inc.	152	6,811
41,168
Metals & Mining 0.5%
Alcoa, Inc.	2,392	54,490
Allegheny Technologies, Inc.	228	1,420
Freeport-McMoRan Copper & Gold, Inc., Class B *	410	6,880
Newmont Mining Corp.	1,137	33,007
Nucor Corp.	221	9,127
Phelps Dodge Corp. *	251	7,944
United States Steel Corp.	288	3,779
Worthington Industries, Inc.	243	3,703
120,350
Paper & Forest Products 0.5%
Boise Cascade Corp.	165	4,161
Georgia-Pacific Corp.	707	11,425
International Paper Co.	1,363	47,664
Louisiana Pacific Corp. *	296	2,386
MeadWestvaco Corp.	566	13,986
Weyerhaeuser Co.	621	30,560
110,182
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 3.7%
ALLTEL Corp.	882	44,982
AT&T Corp.	2,183	56,998
BellSouth Corp.	5,274	136,438
Centurytel, Inc.	403	11,840
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Citizens Communications Co. *	798	$ 8,419
Qwest Communications International, Inc. *	4,801	24,005
SBC Communications, Inc.	9,414	255,214
Sprint Corp.	2,534	36,692
Verizon Communications, Inc.	7,757	300,584
875,172
Wireless Telecommunications Services 0.4%
AT&T Wireless Services, Inc. *	7,677	43,375
Nextel Communications, Inc., Class A *	2,728	31,508
Sprint PCS Group, Ser. 1 *	2,825	12,374
87,257
UTILITIES 2.8%
Electric Utilities 2.4%
Allegheny Energy, Inc.	356	2,691
Ameren Corp.	434	18,041
American Electric Power Co., Inc.	959	26,209
Centerpoint Energy, Inc.	860	7,310
Cinergy Corp.	476	16,051
CMS Energy Corp.	407	3,842
Consolidated Edison, Inc.	605	25,906
Constellation Energy Group, Inc.	465	12,936
Dominion Resources, Inc.	871	47,818
DTE Energy Co.	475	22,040
Duke Energy Corp.	2,526	49,358
Edison International *	922	10,926
Entergy Corp.	632	28,813
Exelon Corp.	916	48,337
FirstEnergy Corp.	843	27,794
FPL Group, Inc.	518	31,147
NiSource, Inc.	690	13,800
PG&E Corp. *	1,145	15,916
Pinnacle West Capital Corp.	255	8,693
PPL Corp.	465	16,126
Progress Energy, Inc.	670	29,045
Public Service Enterprise Group, Inc.	629	20,191
Southern Co.	2,022	57,405
TECO Energy, Inc.	495	7,658
TXU Corp.	911	17,017
Xcel Energy, Inc.	1,127	12,397
577,467
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2002

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.3%
El Paso Corp.	1,693	$ 11,783
Keyspan Corp.	401	14,131
Kinder Morgan, Inc.	344	14,541
NICOR, Inc.	125	4,254
Peoples Energy Corp.	100	3,865
Sempra Energy	579	13,694
62,268
Multi-Utilities 0.1%
AES Corp. *	1,535	4,635
Calpine Corp. *	1,065	3,472
Dynegy, Inc., Class A	1,044	1,232
Mirant Corp. *	1,137	2,149
Williams Companies, Inc.	1,461	3,945
15,433
Total Common Stocks		22,992,143

	Principal Amount

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bills, 1.615%, 04/17/2003 (f)	$100,000	99,529

	Shares

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Money Market Fund (o)	460,147	460,147
Total Investments (cost $31,965,046) 99.8%		23,551,819
Other Assets and Liabilities 0.2%		37,495
Net Assets 100.0%		$ 23,589,314

*	Non income producing security
(g)	Investment in non-controlled affiliate. The fund owns shares of Wachovia Corporation with a cost basis of $124,943 at December 31, 2002. The fund earned $4,102 of income from Wachovia Corporation during the year ended December 31, 2002.
(f)	All or a portion of the principle amount of this security was pledged to cover the initial margin requirements for open futures contracts.
(o)	The advisor of the fund and the advisor of the money market fund are each a division of Wachovia Corporation.

Summary of Abbreviations
REIT	Real Estate Investment Trust

At December 31, 2002, the fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2002	UnrealizedLoss

March 2003	11 S&P E-mini	$499,989	$ 483,449	$ (16,540)
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

Assets
Identified cost of securities	$ 31,965,046
Net unrealized losses on securities	(8,413,227)

Market value of securities	23,551,819
Foreign currency, at value (cost $16)	15
Dividends and interest receivable	36,813
Receivable for daily variation margin on open futures contracts	825
Receivable from investment advisor	562

Total assets	23,590,034

Liabilities
Distribution Plan expenses payable	9
Due to other related parties	129
Accrued expenses and other liabilities	582

Total liabilities	720

Net assets	$ 23,589,314

Net assets represented by
Paid-in capital	$ 37,097,151
Undistributed net investment income	7,677
Accumulated net realized losses on securities and futures contracts	(5,085,747)
Net unrealized losses on securities and futures contracts	(8,429,767)

Total net assets	$ 23,589,314

Net assets consists of
Class 1*	$ 22,922,222
Class 2	667,092

Total net assets	$ 23,589,314

Shares outstanding
Class 1*	3,343,949
Class 2	97,347

Net asset value per share
Class 1*	$ 6.85
Class 2	$ 6.85

* Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.
See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended December 31, 2002

Investment income
Dividends (net of foreign witholding taxes of $1,228)	$ 445,983
Interest	7,928

Total investment income	453,911

Expenses
Advisory fee	90,360
Distribution Plan expenses	255
Administrative services fees	28,237
Transfer agent fee	327
Trustees’ fees and expenses	718
Printing and postage expenses	24,052
Custodian fee	9,465
Professional fees	16,085
Other	20,150

Total expenses	189,649
Less: Expense reductions	(174)
Fee waivers and expense reimbursements	(103,712)

Net expenses	85,763

Net investment income	368,148

Net realized and unrealized losses on securities and futures contracts
Net realized losses on:
Securities	(3,538,750)
Futures contracts	(54,761)

Net realized losses on securities and futures contracts	(3,593,511)
Net change in unrealized gains or losses on securities and futures contracts	(4,160,695)

Net realized and unrealized gains or losses on securities and futures contracts	(7,754,206)

Net decrease in net assets resulting from operations	$ (7,386,058)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2002		2001

Operations
Net investment income		$ 368,148		$ 342,120
Net realized losses on securities and futures contracts		(3,593,511)		(871,411)
Net change in unrealized gains or losses on securities and futures contracts		(4,160,695)		(3,651,725)

Net decrease in net assets resulting from operations		(7,386,058)		(4,181,016)

Distributions to shareholders from
Net investment income
Class 1*		(349,610)		(342,014)
Class 2		(9,086)		0

Total distributions to shareholders		(358,696)		(342,014)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	403,014	3,276,572		6,550,832
Class 2	106,970	738,597		0

		4,015,169		6,550,832

Net asset value of shares issued in reinvestment of distributions
Class 1*	37,704	259,781		244,545
Class 2	1,321	9,086		0

		268,867		244,545

Payment for shares redeemed
Class 1*	(680,926)	(5,017,594)		(1,927,534)
Class 2	(10,944)	(73,521)		0

		(5,091,115)		(1,927,534)

Net increase (decrease) in net assets resulting from capital share transactions		(807,079)		4,867,843

Total increase (decrease) in net assets		(8,551,833)		344,813
Net assets
Beginning of period		32,141,147		31,796,334

End of period		$ 23,589,314		$ 32,141,147

Undistributed net investment income		$ 7,677		$ 0

* Effective at the close of business on July 24, 2002, existing shares of the fund were renamed Class 1 shares.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen VA Equity Index Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware business trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price reported on the national securities exchange, where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

NOTES TO FINANCIAL STATEMENTS continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

During the year ended December 31, 2002, the investment advisor waived its fees and reimbursed expenses in the amount of $90,360 and $13,352, respectively, which represents 0.32% and 0.05%, respectively, of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities were $2,610,407 and $3,644,822, respectively, for the year ended December 31, 2002.

On December 31, 2002, the aggregate cost of securities for federal income tax purposes was $32,845,538. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,426,062 and $10,719,781, respectively, with a net unrealized depreciation of $9,293,719.

As of December 31, 2002, the Fund had $3,239,129 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010

$120,431	$385,455	$2,733,243

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post-October capital losses of $982,666.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend money to, other participating funds. During the year ended December 31, 2002, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Depreciation	Capital Loss Carryover and Post-October Loss

$7,677	$9,293,719	$4,221,795

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid for the year ended ended December 31, 2002 was $358,696 of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements and brokerage transactions of $174, which represents 0.00% of its average daily net assets.

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended December 31, 2002, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Variable Annuity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Evergreen VA Equity Index Fund, a portfolio of the Evergreen Variable Annuity Trust, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen VA Equity Index Fund, as of December 31, 2002, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 7, 2003

ADDITIONAL INFORMATION (unaudited)

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended December 31, 2002 qualified for the dividends received deduction.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993 Other directorships: None	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.
OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

2 Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219. Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $233 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of November 30, 2002

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to firms that exceed industry norms in key service areas. Evergreen Investments was measured against 62 mutual fund service providers.

560854 2/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034